Segmental analysis - Contributions by Reportable Segments (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [abstract]
Revenue	£ 6,373	£ 6,663
Headline operating profit	398	412
Adjusting items within IFRS operating profit	(137)	(191)
Financing items	(169)	(140)
Earnings from associates	14	17
Profit before taxation	£ 106	£ 98